SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 33,673	£ 29,792
Securitisation programme [Member] | Securities lending [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		41,674	35,475
Securitisation programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		37,180	25,196
Covered bond programme [Member] | Securities lending [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		36,802	31,989
Covered bond programme [Member] | Securities lending [member] | Residential mortgage-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		34,963	30,361
Covered bond programme [Member] | Securities lending [member] | Social housing loan-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		1,839	1,628
Covered bond programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		28,894	26,832
Covered bond programme [Member] | Notes in issue [Member] | Residential mortgage-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		27,694	25,632
Covered bond programme [Member] | Notes in issue [Member] | Social housing loan-backed [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		1,200	1,200
UK residential mortgages [Member] | Securitisation programme [Member] | Securities lending [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		25,018	21,158
UK residential mortgages [Member] | Securitisation programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		22,485	14,105
Commercial loans [Member] | Securitisation programme [Member] | Securities lending [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		5,746	6,616
Commercial loans [Member] | Securitisation programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		6,577	7,001
Credit Card Receivable [Member] | Securitisation programme [Member] | Securities lending [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		8,060	7,701
Credit Card Receivable [Member] | Securitisation programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		5,263	4,090
Motor Vehicle Finance [Member] | Securitisation programme [Member] | Securities lending [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		2,850
Motor Vehicle Finance [Member] | Securitisation programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		2,855
Less held by the group [Member] | Securitisation programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(31,701)	(21,536)
Less held by the group [Member] | Covered bond programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		(700)	(700)
Net securitisation programmes [Member] | Securitisation programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	[1]	5,479	3,660
Net covered bond programmes [Member] | Covered bond programme [Member] | Notes in issue [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes		£ 28,194	£ 26,132

[1]	Includes 53 million (2017: nil) of securitisation notes held at fair value through profit or loss.